Related-party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of related party transactions [Abstract]
Disclosure of information about key management personnel [text block]
Key management personnel’s compensation comprised:

	For the years ended December 31,
	2016	2017	2018
	(in thousands)
Short-term employee benefits	$354,883	566,231	345,019
Post-employment benefits	1,937	2,244	2,547
	$356,820	568,475	347,566

Schedule of sales transactions between related parties [text block]
(1)	Sales

	Sales			Accounts receivable from related parties
	For the years ended December 31,			December 31,
	2016	2017	2018	2017	2018
	(in thousands)
Associates	$554,889	1,216,868	1,898,336	184,948	696,423
Joint ventures	4,105,390	-	-	-	-
Others ( i )	12,767,161	11,959,720	12,050,450	1,668,114	2,057,830
	$17,427,440	13,176,588	13,948,786	1,853,062	2,754,253

Schedule of purchases transactions between related parties [text block]
(2)	Purchases

	Purchases			Accounts payable to related parties
	For the years ended December 31,			December 31,
	2016	2017	2018	2017	2018
	(in thousands)
Associates	$9,886,487	8,667,555	9,185,563	3,233,050	3,664,742
Joint ventures	3,754,404	1,057,106	1,449,636	-	-
Others ( i )	18,317,386	17,549,228	18,589,791	4,431,681	4,496,444
	$31,958,277	27,273,889	29,224,990	7,664,731	8,161,186

Schedule of acquisition of property, plant and equipment in related party transactions [text block]
(3)	Acquisition of property, plant and equipment

	For the years ended December 31,
	2016	2017	2018
	(in thousands)
Associates	$7,391	1,549	6,527
Others (i)	-	2,801	4,449
	$7,391	4,350	10,976

Schedule of disposal of property, plant and equipment in related party transactions [text block]
(4)	Disposal of property, plant and equipment and others

	Proceeds from disposal
	For the years ended December 31,
	2016	2017	2018
	(in thousands)
Associates	$926	-	-
Others (i)	-	3,352	-
	$926	3,352	-

	Gains on disposal
	For the years ended December 31,
	2016	2017	2018
	(in thousands)
Associates	$22	-	-
Others (i)	-	2,212	-
	$22	2,212	-

Schedule of other related party transactions [text block]
(5)	Other related party transactions

	Other receivables due from related parties
	December 31,
	2017	2018
	(in thousands)
Associates	$47,746	8,161
Others (i)	6,347	4,784
	$54,093	12,945

	Other payables due to related parties (including payable for equipment)
	December 31,
	2017	2018
	(in thousands)
Associates	$9,009	18,148
Joint ventures	292	-
Others (i)	15,137	10,027
	$24,438	28,175

	Rental income
	For the years ended December 31,
	2016	2017	2018
	(in thousands)
Associates	$31,858	48,223	55,044
Joint ventures	6,611	6,611	6,611
Others (i)	90,032	82,427	91,222
	$128,501	137,261	152,877

	Administration and other income
	For the years ended December 31,
	2016	2017	2018
	(in thousands)
Associates	$15,083	14,311	18,580
Joint ventures	8,301	-	1,060
Others (i)	5,174	9,246	8,789
	$28,558	23,557	28,429

	Rental and other expenses
	For the years ended December 31,
	2016	2017	2018
	(in thousands)
Associates	$36,499	28,017	37,155
Joint ventures	21,821	1,389	567
Others (i)	55,131	35,040	29,336
	$113,451	64,446	67,058

(i)	Entities which are substantive related parties of the Company but not been accounted for using the equity method, mainly Qisda Corporation and its subsidiaries.